YOKE CORE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 9.2%
Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	24,149	$6,790,457
Meta Platforms, Inc. - Class A	8,232	5,337,217
		12,127,674
Movies & Entertainment - 3.2%
Netflix, Inc. (a)	3,032	3,392,384
TKO Group Holdings, Inc.	17,186	3,237,842
		6,630,226
Total Communication Services		18,757,900

Consumer Discretionary - 16.1%
Apparel Retail - 1.9%
TJX Cos., Inc.	27,709	3,883,139

Apparel, Accessories & Luxury Goods - 2.0%
Tapestry, Inc.	35,924	3,945,174
		$–
Automotive Retail - 3.4%
AutoZone, Inc. (a)	1,041	3,825,082
Murphy USA, Inc.	3,775	1,352,205
O'Reilly Automotive, Inc. (a)	18,761	1,771,789
		6,949,076
Broadline Retail - 1.9%
Amazon.com, Inc. (a)	15,532	3,793,225
		$–
Home Improvement Retail - 3.1%
Home Depot, Inc.	8,410	3,192,352
Lowe's Cos., Inc.	13,391	3,188,799
		6,381,151
Hotels, Resorts & Cruise Lines - 1.4%
Booking Holdings, Inc.	573	2,909,545

Other Specialty Retail - 0.1%
Tractor Supply Co.	3,612	195,445
		$–
Restaurants - 2.1%
Darden Restaurants, Inc.	1,067	192,220
DoorDash, Inc. - Class A (a)	14,461	3,678,445
McDonald's Corp.	671	200,246
Yum! Brands, Inc.	1,329	183,681
		4,254,592

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.2%
H&R Block, Inc.	4,027	$200,303
Service Corp. International	2,446	204,265
		404,568
Total Consumer Discretionary		32,715,915

Consumer Staples - 7.4%
Consumer Staples Merchandise Retail - 1.5%
Costco Wholesale Corp.	1,102	1,004,418
Walmart, Inc.	20,179	2,041,711
		3,046,129
Household Products - 1.4%
Colgate-Palmolive Co.	2,541	195,784
Kimberly-Clark Corp.	1,642	196,564
Procter & Gamble Co.	16,020	2,408,927
		2,801,275
Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	22,234	1,952,145
General Mills, Inc.	4,073	189,843
Hershey Co.	1,100	186,593
Kellanova	2,482	206,155
		2,534,736
Personal Care Products - 1.4%
Unilever PLC - ADR	47,391	2,852,464
		$–
Soft Drinks & Non-alcoholic Beverages - 1.7%
Coca-Cola Co.	43,229	2,978,478
Monster Beverage Corp. (a)	3,035	202,829
PepsiCo, Inc.	1,451	211,977
		3,393,284
Tobacco - 0.2%
Altria Group, Inc.	3,076	173,425
Philip Morris International, Inc.	1,245	179,691
		353,116
Total Consumer Staples		14,981,004

Energy - 3.1%
Integrated Oil & Gas - 1.7%
Exxon Mobil Corp.	30,470	3,484,549

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	2,169	$192,737
EOG Resources, Inc.	25,616	2,711,198
		2,903,935
Total Energy		6,388,484

Financials - 14.7%
Diversified Banks - 1.3%
JPMorgan Chase & Co.	8,474	2,636,431

Financial Exchanges & Data - 3.9%
Cboe Global Markets, Inc.	8,290	2,036,356
FactSet Research Systems, Inc.	713	190,228
Moody's Corp.	6,236	2,995,151
S&P Global, Inc.	5,495	2,677,219
		7,898,954
Insurance Brokers - 0.5%
Brown & Brown, Inc.	11,383	907,680
Marsh & McLennan Cos., Inc.	1,011	180,110
		1,087,790
Investment Banking & Brokerage - 1.0%
Robinhood Markets, Inc. - Class A (a)	13,456	1,975,072
		$–
Life & Health Insurance - 1.4%
Globe Life, Inc.	21,923	2,883,094

Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc. - Class B (a)	5,658	2,701,921
		$–
Property & Casualty Insurance - 3.1%
American Financial Group, Inc.	1,397	183,957
Cincinnati Financial Corp.	1,295	200,194
Erie Indemnity Co. - Class A	6,408	1,875,237
Hartford Insurance Group, Inc.	1,535	190,616
Progressive Corp.	8,284	1,706,504
Travelers Cos., Inc.	732	196,630
W R Berkley Corp.	26,654	1,901,497
		6,254,635
Transaction & Payment Processing Services - 2.2%
Jack Henry & Associates, Inc.	1,360	202,558
Mastercard, Inc. - Class A	7,428	4,100,182
Visa, Inc. - Class A	595	202,740
		4,505,480
Total Financials		29,943,377

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Health Care - 8.9%
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc.	363	$236,603
United Therapeutics Corp. (a)	1,118	497,991
		734,594
Health Care Equipment - 2.3%
Abbott Laboratories	1,527	188,768
Boston Scientific Corp. (a)	26,552	2,674,317
ResMed, Inc.	7,384	1,822,962
		4,686,047
Health Care Facilities - 0.1%
Encompass Health Corp.	1,601	182,274

Health Care Services - 0.1%
Chemed Corp.	574	247,566
		$–
Managed Health Care - 0.1%
UnitedHealth Group, Inc.	592	202,204

Pharmaceuticals - 5.9%
Eli Lilly & Co.	2,603	2,246,025
Johnson & Johnson	22,384	4,227,666
Merck & Co., Inc.	2,514	216,154
Novartis AG - ADR	30,936	3,829,567
Novo Nordisk AS - ADR	26,864	1,328,693
Zoetis, Inc.	1,406	202,591
		12,050,696
Total Health Care		18,103,381

Industrials - 19.2%
Aerospace & Defense - 9.9%
Axon Enterprise, Inc. (a)	5,875	4,301,851
General Dynamics Corp.	603	207,975
General Electric Co.	17,933	5,540,400
Howmet Aerospace, Inc.	17,686	3,642,432
Lockheed Martin Corp.	6,079	2,990,139
Northrop Grumman Corp.	3,405	1,986,647
Rolls-Royce Holdings PLC - ADR	97,364	1,514,010
		20,183,454
Cargo Ground Transportation - 0.9%
Old Dominion Freight Line, Inc.	13,763	1,932,600
		$–

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Construction & Engineering - 2.9%
EMCOR Group, Inc.	8,605	$5,815,087

Construction Machinery & Heavy Transportation Equipment - 1.4%
PACCAR, Inc.	29,340	2,887,056
		$–
Diversified Support Services - 1.7%
Cintas Corp.	9,759	1,788,532
Copart, Inc. (a)	37,886	1,629,477
		3,418,009
Environmental & Facilities Services - 1.9%
Rollins, Inc.	34,523	1,988,870
Waste Management, Inc.	9,242	1,846,274
		3,835,144
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	701	182,470
Paychex, Inc.	1,650	193,100
Paylocity Holding Corp. (a)	1,286	181,673
		557,243
Research & Consulting Services - 0.1%
Verisk Analytics, Inc.	806	176,321
		$–
Trading Companies & Distributors - 0.1%
Fastenal Co.	4,155	170,978
Total Industrials		38,975,892

Information Technology - 18.0%
Application Software - 3.3%
Palantir Technologies, Inc. - Class A (a)	33,957	6,807,360
		$–
Communications Equipment - 0.9%
Motorola Solutions, Inc.	4,451	1,810,266

Electronic Components - 0.6%
Amphenol Corp. - Class A	8,641	1,204,037
		$–
IT Consulting & Other Services - 0.1%
Amdocs Ltd.	2,500	210,650

Semiconductor Materials & Equipment - 1.9%
ASML Holding NV	3,661	3,877,841
		$–

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares		Value
Semiconductors - 5.1%
NVIDIA Corp.	34,274		$6,940,142
QUALCOMM, Inc.	19,098		3,454,828
			10,394,970
Systems Software - 2.3%
Microsoft Corp.	8,833		4,573,816

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	13,756		3,719,210
Seagate Technology Holdings PLC	7,460		1,908,865
Western Digital Corp.	13,301		1,997,943
			7,626,018
Total Information Technology			36,504,958

Materials - 0.1%
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	1,264		221,061

Utilities - 2.0%
Electric Utilities - 2.0%
NRG Energy, Inc.	23,929		4,112,438
TOTAL COMMON STOCKS (Cost $180,133,122)			200,704,410

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
Health Care REITs - 1.2%
Welltower, Inc.	13,846		2,506,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,119,684)			2,506,680

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.03% (b)	178,453		178,453
TOTAL MONEY MARKET FUNDS (Cost $178,453)			178,453

TOTAL INVESTMENTS - 100.0% (Cost $182,431,259)			$203,389,543
Other Assets in Excess of Liabilities - 0.0% (c)		0.00019	39,408
TOTAL NET ASSETS - 100.0%			$203,428,951

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

YOKE CORE ETF

Summary of Fair Value Disclosures as of October 31, 2025 (Unaudited)

Yoke Core ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$200,704,410	$—	$—	$200,704,410
Real Estate Investment Trusts	2,506,680	—	—	2,506,680
Money Market Funds	178,453	—	—	178,453
Total Investments	$203,389,543	$—	$—	$203,389,543

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.